Accounts receivable - Summary of Movements in the Allowance for Impairment in Respect of Account Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Balance at beginning of years	$ (3,297)	$ (7,690)	$ (7,565)
Additions /(Reversal)	158	(496)	(765)
Write-off	80	4,889	640
Balance at end of year	$ (3,059)	$ (3,297)	$ (7,690)